Revenue - Additional Information (Detail) - Transferred at Point in Time [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Testing Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0.7	$ 0.8	$ 2.7	$ 1.9
Pharmaceutical Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0.0	$ 0.0	$ 0.2	$ 0.2